PROPERTY AND EQUIPMENT - Cash generating units (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Cash generating units
Derecognized assets		$ 11,034	Rp 153,174	Rp 142,912	Rp 129,872
Gross or Cost
Cash generating units
Derecognized assets			Rp 301,290	Rp 280,444	Rp 267,251
Others
Cash generating units
Impairment loss	Rp 0